Warrants (Details) - Schedule of Warrant Activity - $ / shares	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Nov. 21, 2023	Oct. 23, 2023
Schedule of Warrant Activity [Abstract]
Warrants Outstanding, beginning balance
Weighted Average Exercise Price, beginning balance
Average Remaining Contractual Life (Years), beginning balance	0 years
Warrants Outstanding, Warrant activity
Weighted Average Exercise Price ,Warrant activity
Average Remaining Contractual Life (Years) ,Warrant activity
Warrants Outstanding, ending balance	0
Weighted Average Exercise Price, ending balance	$ 0
Average Remaining Contractual Life (Years), ending balance	0 years	0 years
Warrants Outstanding ,Warrants Issued			1,600,000	1,700,884
Weighted Average Exercise Price ,Warrants Issued			$ 5	$ 371.9
Average Remaining Contractual Life (Years) ,Warrants Issued			4 years 7 months 20 days	4 years 6 months 21 days